Summary Of Significant Accounting Policies (Useful Lives Of Newly Acquired Assets) (Details)	12 Months Ended
Dec. 31, 2014
Software [Member]
Property Plant And Equipment [Line Items]
Estimated useful lives of property and equipment, in years	3 years
Minimum [Member] | Computer Equipment [Member]
Property Plant And Equipment [Line Items]
Estimated useful lives of property and equipment, in years	3 years
Minimum [Member] | Production Equipment [Member]
Property Plant And Equipment [Line Items]
Estimated useful lives of property and equipment, in years	5 years
Minimum [Member] | Office Equipment, Furniture And Fixtures [Member]
Property Plant And Equipment [Line Items]
Estimated useful lives of property and equipment, in years	3 years
Minimum [Member] | Technology [Member]
Property Plant And Equipment [Line Items]
Estimated useful lives of property and equipment, in years	6 years
Maximum [Member] | Computer Equipment [Member]
Property Plant And Equipment [Line Items]
Estimated useful lives of property and equipment, in years	5 years
Maximum [Member] | Production Equipment [Member]
Property Plant And Equipment [Line Items]
Estimated useful lives of property and equipment, in years	7 years
Maximum [Member] | Office Equipment, Furniture And Fixtures [Member]
Property Plant And Equipment [Line Items]
Estimated useful lives of property and equipment, in years	7 years
Maximum [Member] | Technology [Member]
Property Plant And Equipment [Line Items]
Estimated useful lives of property and equipment, in years	9 years